Impairment of Non-Financial Assets	12 Months Ended
Dec. 31, 2024
Impairment of Non-Financial Assets [Abstract]
Impairment of non-financial assets
11.	Impairment of non-financial assets

a)	Impairment for goodwill

Goodwill is monitored by management at the level of entities. Summary of the goodwill allocation is presented below:

2023	AD2	SC+ST	POLYDICE	MG	Dragon	Total
Goodwill	1,882,400	5,428,655	2,361,421	51,069,453	-	60,741,929

2024	AD2	SC+ST	POLYDICE	MG	Dragon	Total
Goodwill	1,387,596	5,084,294	-	25,544,313	1,943,850	33,960,053

The Group tests whether goodwill has suffered any impairment annually or when there is an indication that they are impaired. For year 2023 and 2024, the recoverable amount of each entity, also defined as a cash-generating unit (CGU), was determined based on value in use calculations which require the use of assumptions. The calculations use cash flow projections based on financial budgets approved by management covering a 5 to 10 years period.

Cash flows beyond the 5 to 10 years are extrapolated using the estimated growth rates stated below. These growth rates are consistent with forecasts included in industry reports specific to the industry in which each CGU operates.

There was no impairment losses for the year ended December 31, 2023. The impairment occurred in 2024, and relevant explanation, please refer to note b).

The following table sets out the key assumptions for those CGUs that have significant goodwill allocated to them:

2023	AD2	SC + ST	POLYDICE	MG
Sales (annual growth rate)	12%	1%~12%	11%	5%~33%
Budgeted gross margin	50%	20%	85%	30%~43%
Operating expense	32%~44%	4%~5%	49%~71%	24%~28%
Annual capital expenditure	$29,306~~$39,075	$19,538	$14,653	$488,000~~$1,830,000
Long-term growth rate	1.5%	1.5%	1.5%	1.5%
Pre-tax discount rate	14.9%	14.9%	14.9%	14.3%

2024	AD2	SC + ST (Note 1)	POLYDICE (Note 2)	MG	Dragon Marketing
Sales (annual growth rate)	3.5%	1~11%	(62%)~10%	11.1%~14.9%	10%~13%
Budgeted gross margin	43.4%	23%	85%	30.2%~36.8%	100%
Operating expense	41%~42%	5%~6%	95%~125%	23.1%~26.5%	54%
Annual capital expenditure	$18,298	$9,149	$13,724	$217,642~~$684,932	~$4,575
Long-term growth rate	1.5%	1.5%	1.5%	1.3%	2.0%
Pre-tax discount rate	13.6%	15.6%	13.4%	10.4%	13.5%

Note 1:	SC + ST’s sales is assumed to grow by 11% per annual for years 1 to 2, and by 1% per annual for years 3 to 5, and then resume to a long-term growth rate thereafter.

Note 2:	POLYDICE’s sales is presumed to decline by 62% in year 1 due to downsizing of its e-commerce department as market competitions have increased and then grow by 10% per annual in years 2 to 5, before reverting to the long-term growth rate.

Management has determined the values assigned to each of the above key assumptions as follows:

Assumption	Approach used to determine values
Sales	Average annual growth rate over the five to ten year forecast period; based on past performance, management’s expectations of market development, current industry trends and including long-term inflation forecasts for each territory.
Budgeted gross margin	Based on past performance and management’s expectations for the future.
Operating expense	Management forecasts these costs based on the current structure of the business, adjusting for inflationary increases but not reflecting any future restructurings or cost saving measures.
Annual capital expenditure	Expected cash costs in the CGUs. This is based on the historical experience of management, and the planned refurbishment expenditure. No incremental revenue or cost savings are assumed in the value in use model as a result of this expenditure. For MG, annual capital expenditure is based on a certain percentage derived from historical data in proportion to the projected sales.
Assumption	Approach used to determine values
Long-term growth rate	This is the weighted average growth rate used to extrapolate cash flows beyond the budget period. The rates are consistent with forecasts included in industry reports.
Pre-tax discount rates	Reflect specific risks relating to the relevant segments and the countries in which they operate.

b)	Significant estimate: impairment charge and impact of possible changes in key assumptions:

AD2 CGU

i)	As of December 31, 2023, the recoverable amount of the AD2 CGU is estimated to exceed the carrying amount of the CGU by $7,673,909

The recoverable amount of this CGU would equal its carrying amount if the key assumptions were to change as follows:

	December 31, 2023
	From	To
Pre-tax discount rate	14.9%	38.9%
Long-term growth rate	1.5%	0.5%

Management have considered and assessed reasonably possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the AD2 CGU to exceed its recoverable amount.

ii)	As of December 31, 2024, an impairment loss of $383,107 was recognized due to lower than expected revenue growth, which is mainly caused by consumers are spending more in physical stores instead of online after the pandemic and an increase in travels, which results in a decrease in overall domestic internet traffic and desire to spend.

The recoverable amount of the entire CGU as of December 31, 2024 was estimated to be $1,457,103.

If the sales annual growth rate used in the value in use calculation for AD2 CGU had been 1% lower than management’s estimates on December 31, 2024 (2.5% instead of 3.5%), the group would have had to recognize an incremental impairment against the carrying amount of goodwill of $960,863. If the budgeted gross margin used in the value in use calculation for the AD2 CGU had been 2.6% lower than management’s estimates on December 31, 2024 (40.8% instead of 43.4%), the Group would have had to incrementally write-down the entire carrying amount of goodwill of $1,387,596. If the pre-tax discount rate applied to the cash flow projections of the AD2 CGU had been 1% higher than management’s estimates (14.6% instead of 13.6%), the group would have had to recognize an incremental impairment against goodwill of $128,103.

SC + ST CGU

As of December 31, 2023 and 2024, the recoverable amount of the SC + ST CGU is estimated to exceed the carrying amount of the CGU by $3,033,011 and $5,286,665, respectively.

The recoverable amount of this CGU would equal its carrying amount if the key assumptions were to change as follows:

	December 31, 2023		December 31, 2024
	From	To	From	To
Pre-tax discount rate	14.9%	19.4%	15.6%	25.1%
Long-term growth rate	1.5%	0.5%	1.5%	1.5%

The directors and management have considered and assessed reasonably possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the SC + ST CGU to exceed its recoverable amount.

POLYDICE CGU

i)	As of December 31, 2023, the recoverable amount of the POLYDICE CGU is estimated to exceed the carrying amount of the CGU by $3,701,927.

The recoverable amount of this CGU would equal its carrying amount if the key assumptions were to change as follows:

	December 31, 2023
	From	To
Pre-tax discount rate	14.9%	24.4%
Long-term growth rate	1.5%	1.0%

The directors and management have considered and assessed reasonably possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the POLYDICE CGU to exceed its recoverable amount.

ii)	As of December 31, 2024, the carrying amount of the goodwill is written down to $0 and recognized an impairment loss of $3,117,803 due to downsizing of the POLYDICE’s e-commerce department as market competitions have increased, which led to a decline in POLYDICE’s future revenue forecast and a significant drop in profits. The impairment loss is allocated first to reduce the carrying amount of goodwill by $2,257,057 and then reduce the carrying amount of other assets including trademark by $450,092, customer relationship by $358,522 and technology by $52,132.

MG CGU

i)	As of December 31, 2023, the recoverable amount of the MG CGU is estimated to exceed the carrying amount of the CGU by $12,905,913.

The recoverable amount of this CGU would equal its carrying amount if the key assumptions were to change as follows:

	December 31, 2023
	From	To
Pre-tax discount rate	14.3%	15.3%
Long-term growth rate	1.5%	1.0%

The directors and management have considered and assessed reasonably possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the MG CGU to exceed its recoverable amount.

ii)	As of December 31, 2024, an impairment loss of $25,525,140 was recognized against goodwill. The initial business plan used for the enterprise value evaluation was based on a growth rate reflecting the anticipated expansion strategy and the synergies of the merger among the Company and MG. However, following the merger and during subsequent operations, it became evident that the anticipated synergies fall short of initial expectations due to changes in the overall environment, necessitating adjustments to the financial projections. As a result of this downward revision in projected future revenues, the fair value declined, leading to the recognition of an impairment loss.

Trademarks and customer relationships from MG CGU is also considered when assessing impairment and no impairment loss was recognized against these intangibles as impairment loss was charge against goodwill first.

The recoverable amount of the entire CGU as of December 31, 2024 was estimated to be $43,144,284.

If the sales annual growth rate used in the value in use calculation for MG CGU had been 1% lower than management’s estimates on December 31, 2024 (10.1%~13.9% instead of  11.1%~14.9%), the group would have had to recognize an incremental impairment against the carrying amount of goodwill of $16,953,966. If the budgeted gross margin used in the value in use calculation for MG CGU had been 5% lower than management’s estimates on December 31, 2024 (25.2%~31.8% instead of 30.2%~36.8%), the group would have had to recognize an incremental impairment against the carrying amount of goodwill of $21,577,175. If the pre-tax discount rate applied to the cash flow projections of the MG CGU had been 1% higher than management’s estimates (11.4% instead of 10.4%), the group would have had to recognize an incremental impairment against goodwill of $5,990,357.

Dragon Marketing CGU

As of December 31, 2024, the recoverable amount of the Dragon Marketing CGU is estimated to exceed the carrying amount of the CGU by $158,136.

The recoverable amount of this CGU would equal its carrying amount if the key assumptions were to change as follows:

	December 31, 2024
	From	To
Pre-tax discount rate	13.5%	13.5%
Long-term growth rate	2.0%	0.5%

The directors and management have considered and assessed reasonably possible changes for other key assumptions and have not identified any instances that could cause the carrying amount of the Dragon Marketing CGU to exceed its recoverable amount.

c)	Impairment for computer software

In 2023, MG has ceased operation for its CoSTORY business due to lack of performance from its original plans, and the software that were developed internally for the CoSTORY business was no longer recoverable, that resulted in an impairment for the related computer software. As of December 31, 2023, the Group wrote down the carrying amount of the asset to $0 and recognized an impairment loss of $298,424 accordingly.